FINANCIAL INSTRUMENTS - Cash Flow Hedge Fair Value Reserve (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Gain (Loss) Recognized in Cash Flow Hedge [Abstract]
Total cash flow hedge assets	$ (1.9)	$ 23.5	$ 64.0
Unrealized gain (loss) recognized in cash flow hedge reserve	(1.4)	29.7
Realized (gain) loss reclassified or adjusted from cash flow hedge reserve	(16.4)	(45.5)
Unrealized (gain) loss reclassified or adjusted from cash flow hedge reserve due to hedge de-designation		(17.3)
Unrealized (gain) loss reclassified or adjusted from cash flow hedge reserve due to hedge de-designation	(0.2)	(17.3)
Time value excluded from hedge relationship	(7.4)	(7.4)
Current portion of hedge asset	7.3
Non-current portion of hedge asset	0.0
Current portion of hedge liability	(9.2)
Non-current portion of hedge liability	0.0
Hedging Instrument, assets (liabilities)	(1.9)
Canadian dollar contracts
Gain (Loss) Recognized in Cash Flow Hedge [Abstract]
Total cash flow hedge assets	1.6	3.2	24.5
Unrealized gain (loss) recognized in cash flow hedge reserve	2.9	(13.1)
Realized (gain) loss reclassified or adjusted from cash flow hedge reserve	(4.4)	(7.2)
Unrealized (gain) loss reclassified or adjusted from cash flow hedge reserve due to hedge de-designation		0.0
Unrealized (gain) loss reclassified or adjusted from cash flow hedge reserve due to hedge de-designation	0.0
Time value excluded from hedge relationship	(0.1)	(1.0)
Current portion of hedge asset	1.6
Non-current portion of hedge asset	0.0
Current portion of hedge liability	0.0
Non-current portion of hedge liability	0.0
Hedging Instrument, assets (liabilities)	1.6
Oil contracts
Gain (Loss) Recognized in Cash Flow Hedge [Abstract]
Total cash flow hedge assets	5.7	20.4	38.5
Unrealized gain (loss) recognized in cash flow hedge reserve	(1.4)	41.4
Realized (gain) loss reclassified or adjusted from cash flow hedge reserve	(12.2)	(37.5)
Unrealized (gain) loss reclassified or adjusted from cash flow hedge reserve due to hedge de-designation		(17.3)
Unrealized (gain) loss reclassified or adjusted from cash flow hedge reserve due to hedge de-designation	(0.2)
Time value excluded from hedge relationship	(0.9)	(4.7)
Current portion of hedge asset	5.7
Non-current portion of hedge asset	0.0
Current portion of hedge liability	0.0
Non-current portion of hedge liability	0.0
Hedging Instrument, assets (liabilities)	5.7
Gold price contracts
Gain (Loss) Recognized in Cash Flow Hedge [Abstract]
Total cash flow hedge assets	(9.2)	(0.1)	$ 1.0
Unrealized gain (loss) recognized in cash flow hedge reserve	(2.9)	1.4
Realized (gain) loss reclassified or adjusted from cash flow hedge reserve	0.2	(0.8)
Unrealized (gain) loss reclassified or adjusted from cash flow hedge reserve due to hedge de-designation		0.0
Unrealized (gain) loss reclassified or adjusted from cash flow hedge reserve due to hedge de-designation	0.0
Time value excluded from hedge relationship	(6.4)	$ (1.7)
Current portion of hedge asset	0.0
Non-current portion of hedge asset	0.0
Current portion of hedge liability	(9.2)
Non-current portion of hedge liability	0.0
Hedging Instrument, assets (liabilities)	$ (9.2)